ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2026
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

6. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of
	December 31,	As of June 30,
	2025	2026
	US$	US$
Professional service fees	924,349	968,687
Payroll and related liabilities	1,251,040	865,099
Other taxes and surcharge	588,309	583,199
Others	27,096	163,719
	2,790,794	2,580,704